Summary of Significant Accounting Policies - Research and Development Activities (Details) - USD ($) $ in Millions	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Property, Plant and Equipment [Line Items]
Research and development expenses	$ 0.4
(Predecessor)
Property, Plant and Equipment [Line Items]
Research and development expenses		$ 1.4	$ 1.9	$ 2.1	$ 2.1